Foreclosed Real Estate	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Real Estate Owned Disclosure Of Detailed Components [Abstract]
Foreclosed Real Estate

Note 8:   Foreclosed Real Estate

The Company is required to disclose the carrying amount of foreclosed residential real estate properties held as a result of obtaining physical possession of the property at each reporting period.

(Dollars in thousands)	Number of properties	June 30, 2020	Number of properties	December 31, 2019
Foreclosed residential real estate	1	$26	-	$-

At June 30, 2020 and December 31, 2019, the Company reported $685,000 and $341,000, respectively, in residential real estate loans in the process of foreclosure.

NOTE 9:  FORECLOSED REAL ESTATE

The Company is required to disclose the carrying amount of foreclosed residential real estate properties held at each reporting period as a result of obtaining physical possession of the property.

(Dollars in thousands)	Number of properties	December 31, 2019	Number of properties	December 31, 2018
Foreclosed residential real estate	-	$-	2	$73

At December 31, 2019 and 2018, the Company reported $341,000 and $951,000, respectively, in residential real estate loans in the process of foreclosure.